TAXATION - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ (249)	£ (188)
Income statement credit/(charge)	(25)	(222)
Transfers/reclassifications	3	2
Credited/(charged) to other comprehensive income	(175)	159
Deferred tax liability (asset)	(446)	(249)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(152)	(8)
Income statement credit/(charge)	9	(144)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset)	(143)	(152)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(117)	(184)
Income statement credit/(charge)	(51)	(46)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	28	113
Deferred tax liability (asset)	(140)	(117)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	109	71
Income statement credit/(charge)	0	0
Transfers/reclassifications	4	1
Credited/(charged) to other comprehensive income	(197)	37
Deferred tax liability (asset)	(84)	109
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	7	3
Income statement credit/(charge)	0	0
Transfers/reclassifications	3	0
Credited/(charged) to other comprehensive income	(6)	4
Deferred tax liability (asset)	4	7
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(72)	(70)
Income statement credit/(charge)	(9)	(2)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset)	(81)	(72)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(6)	18
Income statement credit/(charge)	(14)	(24)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset)	(20)	(6)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(18)	(18)
Income statement credit/(charge)	40	(6)
Transfers/reclassifications	(4)	1
Credited/(charged) to other comprehensive income	0	5
Deferred tax liability (asset)	£ 18	£ (18)